UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-22137
                                                     ---------

                        OPPENHEIMER MASTER LOAN FUND LLC
                        --------------------------------
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                      Date of fiscal year end: SEPTEMBER 30
                                               ------------

                      Date of reporting period: 12/31/2007
                                                ----------


ITEM 1. SCHEDULE OF INVESTMENTS.


Oppenheimer Master Loan Fund, LLC

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                       PRINCIPAL
                                                                                          AMOUNT              VALUE
--------------------------------------------------------------------------------------------------------------------
CORPORATE LOANS--83.4%
--------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--28.4%
--------------------------------------------------------------------------------------------------------------------
AUTO COMPONENTS--7.2%
Delphi Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan,
Debtor in Possesion, Tranche C, 9.125%, 12/31/07 1                              $      1,500,505   $      1,498,473
--------------------------------------------------------------------------------------------------------------------
Federal Mogul Corp., Sr. Sec. Credit Facilities Pre-Petition
Revolving Credit Loan:
Tranche B, 1.75%, 12/31/07 1                                                          20,000,000         19,887,500
Tranche B, 6.14%, 12/31/07 1                                                           4,773,447          4,746,596
--------------------------------------------------------------------------------------------------------------------
Goodyear Tire & Rubber Co. (The), Sr. Sec. Credit Facilities 2nd
Lien Term Loan, 6.43%, 4/30/14 1                                                       5,374,704          5,057,263
--------------------------------------------------------------------------------------------------------------------
Lear Corp., Sr. Sec. Credit Facilities Term Loan:
Tranche B, 7.33%, 10/3/09 1                                                            1,378,107          1,339,634
Tranche B, 7.387%, 10/3/09 1                                                             598,310            581,607
--------------------------------------------------------------------------------------------------------------------
Mark IV Industries, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, 7.41%-7.88%, 6/21/11 1                                                      1,986,218          1,890,012
--------------------------------------------------------------------------------------------------------------------
Tenneco, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B-1,
6.746%, 3/16/14 1,2                                                                    4,280,644          4,184,330
                                                                                                   -----------------
                                                                                                         39,185,415
--------------------------------------------------------------------------------------------------------------------
AUTOMOBILES--1.9%
DaimlerChrysler Financial Services Americas LLC, Sr. Sec. Credit
Facilities 1st Lien Term Loan, 9%, 8/3/12 1                                            2,306,951          2,224,111
--------------------------------------------------------------------------------------------------------------------
Ford Motor Co., Sr. Sec. Credit Facilities Term Loan, Tranche B,
8%, 12/16/13 1                                                                         3,989,924          3,702,015
--------------------------------------------------------------------------------------------------------------------
General Motors Corp., Sr. Sec. Credit Facilities Term Loan,
7.585%, 11/17/13 1                                                                     4,507,575          4,222,079
                                                                                                   -----------------
                                                                                                         10,148,205
--------------------------------------------------------------------------------------------------------------------
BUILDING PRODUCTS--0.3%
Flag Luxury Properties LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, 11.343%, 2/6/11 1,2                                                         2,000,000          1,845,000
--------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--4.8%
Cedar Fair LP, Sr. Sec. Credit Facilities Term Loan, 6.845%,
6/13/12 1                                                                              4,987,342          4,732,987
--------------------------------------------------------------------------------------------------------------------
Cracker Barrel Old Country Store, Inc., Sr. Sec. Credit
Facilities Term Loan, Delayed Draw, 6.38%-6.40%, 4/27/13 1                               999,999            953,124
--------------------------------------------------------------------------------------------------------------------
Golden Nugget, Inc., Sr. Sec. Credit Facilities 2nd Lien Term
Loan, Tranche 2L, 8.22%, 12/31/14 1                                                    2,528,348          2,300,797
--------------------------------------------------------------------------------------------------------------------
Las Vegas Sands Corp., Sr. Sec. Credit Facilities Term Loan,
Delayed Draw, Tranche B, 6.58%, 5/23/14 1                                              3,191,980          3,001,732


                      1 | OPPENHEIMER MASTER LOAN FUND, LLC

Oppenheimer Master Loan Fund, LLC

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                       PRINCIPAL
                                                                                          AMOUNT              VALUE
--------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE CONTINUED
--------------------------------------------------------------------------------------------------------------------
Las Vegas Sands Corp., Sr. Sec. Credit Facilities Term Loan,
Delayed Draw, 0.75%, 5/8/14 1                                                   $        800,000   $        752,318
--------------------------------------------------------------------------------------------------------------------
Quiznos Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan,
2.25%, 5/5/13 1                                                                        4,000,000          3,766,112
--------------------------------------------------------------------------------------------------------------------
Quiznos Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan,
10.58%, 11/5/13 1                                                                      1,000,000            936,875
--------------------------------------------------------------------------------------------------------------------
Venetian Macao Ltd., Sr. Sec. Credit Facilities Term Loan:
Tranche B Add-On, 7.08%, 5/25/13 1                                                       444,408            425,590
Tranche B, 7.08%, 5/25/13 1                                                            3,178,823          3,044,219
--------------------------------------------------------------------------------------------------------------------
Venetian Macao Ltd., Sr. Sec. Credit Facilities Term Loan,
Delayed Draw, 2.25%-7.08%, 5/25/11 1                                                   1,460,462          1,398,621
--------------------------------------------------------------------------------------------------------------------
Wimar OpCo LLC/Tropicana Entertainment Co., Sr. Sec. Credit
Facilities 1st Lien Term Loan, 8.384%, 1/3/12 1                                        5,000,000          4,988,890
                                                                                                   -----------------
                                                                                                         26,301,265
--------------------------------------------------------------------------------------------------------------------
MEDIA--13.2%
AMC Entertainment, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 6.615%, 1/26/13 1                                                           4,000,000          3,837,188
--------------------------------------------------------------------------------------------------------------------
Advanstar Communications, Sr. Sec. Credit Facilities 1st Lien
Term Loan, 7.093%, 5/15/14 1,2                                                         3,000,000          2,745,000
--------------------------------------------------------------------------------------------------------------------
CSC Holdings, Inc. (Cablevision), Sr. Sec. Credit Facilities Term
Loan, Tranche B, 6.896%, 3/29/13 1                                                     7,480,964          7,082,872
--------------------------------------------------------------------------------------------------------------------
Cequel Communications LLC, Sr. Sec. Credit Facilities Term
Loan, 6.887%-8.137%, 11/5/13 1                                                         4,987,437          4,675,728
--------------------------------------------------------------------------------------------------------------------
Charter Communications Operation LLC, Sr. Sec. Credit
Facilities 1st Lien Term Loan, 6.99%, 3/5/14 1                                         5,000,000          4,681,490
--------------------------------------------------------------------------------------------------------------------
Charter Communications Operation LLC, Sr. Sec. Credit
Facilities 3rd Lien Term Loan, 2.50%, 9/1/14 1                                         2,500,000          2,283,333
--------------------------------------------------------------------------------------------------------------------
Cinram International, Inc., Sr. Sec. Credit Facilities Term Loan,
6.878%, 5/6/11 1,2                                                                     2,000,000          1,780,000
--------------------------------------------------------------------------------------------------------------------
Citadel Broadcasting Corp., Sr. Sec. Credit Facilities Term Loan:
Tranche B, 6.455%, 6/12/14 1                                                           2,573,290          2,340,086
Tranche B, 6.475%, 6/12/14 1                                                           2,426,710          2,206,790
--------------------------------------------------------------------------------------------------------------------
Discovery Communications, Inc., Sr. Sec. Credit Facilities Term
Loan, Tranche B, 6.83%, 4/30/14 1                                                      4,987,469          4,842,209
--------------------------------------------------------------------------------------------------------------------
Mediacom LLC, Sr. Sec. Credit Facilities Term Loan:
Tranche C, 6.60%, 1/31/15 1                                                               23,251             21,732
Tranche C, 6.69%, 1/31/15 1                                                            4,964,154          4,639,712
--------------------------------------------------------------------------------------------------------------------
Merrill Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan,
11.345%, 11/15/13 1,2                                                                  5,000,000          4,500,000


                      2 | OPPENHEIMER MASTER LOAN FUND, LLC

Oppenheimer Master Loan Fund, LLC

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                       PRINCIPAL
                                                                                          AMOUNT              VALUE
--------------------------------------------------------------------------------------------------------------------
MEDIA CONTINUED
Metro-Goldwyn-Mayer Studios, Inc., Sr. Sec. Credit Facilities
Term Loan:
Tranche B Add-On, 8.108%, 4/8/12 1                                              $        728,889   $        677,204
Tranche B, 8.108%, 4/8/12 1                                                            4,264,766          3,962,355
--------------------------------------------------------------------------------------------------------------------
Penton Media, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
7.105%-7.234%, 2/1/13 1,2                                                              5,000,000          4,557,815
--------------------------------------------------------------------------------------------------------------------
Regal Cinemas, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 6.33%, 10/27/13 1                                                           4,987,374          4,748,489
--------------------------------------------------------------------------------------------------------------------
Star Tribune Co., Sr. Sec. Credit Facilities 1st Lien Term Loan,
7.08%, 3/5/14 1                                                                        2,500,000          1,905,000
--------------------------------------------------------------------------------------------------------------------
Univision Communications, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, 7.095%-7.21%, 9/29/14 1                                                4,561,610          4,168,172
--------------------------------------------------------------------------------------------------------------------
Univision Communications, Inc., Sr. Sec. Credit Facilities Term
Loan, Delayed Draw, 1%, 8/15/14 1                                                        158,389            144,728
--------------------------------------------------------------------------------------------------------------------
Young Broadcasting, Inc., Sr. Sec. Credit Facilities Term Loan,
2.50%-7.75%, 11/3/12 1                                                                 4,994,924          4,620,305
--------------------------------------------------------------------------------------------------------------------
Zuffa LLC, Sr. Sec. Credit Facilities Term Loan, Tranche B,
6.938%, 6/18/15 1,2                                                                    1,994,987          1,705,714
                                                                                                   -----------------
                                                                                                         72,125,922
--------------------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--0.3%
General Growth Properties, Inc., Sr. Sec. Credit Facilities Term
Loan, Tranche A, 6.50%, 2/24/10 1                                                      2,000,000          1,909,792
--------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--0.5%
Harbor Freight Tools, Sr. Sec. Credit Facilities Term Loan,
Tranche C, 7.215%, 2/12/13 1                                                           3,000,000          2,835,000
--------------------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--0.2%
Hanesbrands, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 7.625%, 9/5/13 1                                                            1,100,000          1,074,791
--------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--2.7%
--------------------------------------------------------------------------------------------------------------------
BEVERAGES--1.0%
Constellation Brands, Inc., Sr. Sec. Credit Facilities Term Loan:
Tranche B, 6.438%, 6/5/13 1                                                              923,611            901,483
Tranche B, 6.625%, 6/5/13 1                                                            4,063,889          3,966,526
Tranche B, 6.688%, 6/5/13 1                                                              332,500            324,534
                                                                                                   -----------------
                                                                                                          5,192,543
--------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--1.7%
American Seafoods Group LLC, Sr. Sec. Credit Facilities Term
Loan, Tranche B2, 6.58%, 9/30/12 1,2                                                   2,969,205          2,870,850


                      3 | OPPENHEIMER MASTER LOAN FUND, LLC

Oppenheimer Master Loan Fund, LLC

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                       PRINCIPAL
                                                                                          AMOUNT              VALUE
--------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS CONTINUED
--------------------------------------------------------------------------------------------------------------------
B&G Foods, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche C,
7.06%, 2/26/13 1                                                                $      2,000,000   $      1,962,500
--------------------------------------------------------------------------------------------------------------------
Dole Food Co., Sr. Sec. Credit Facilities Prefunded Letter of
Credit Term Loan, 7.243%, 4/17/13 1                                                      465,205            432,524
--------------------------------------------------------------------------------------------------------------------
Dole Food Co., Sr. Sec. Credit Facilities Term Loan:
Tranche B, 4/12/13 1                                                                     209,006            194,324
Tranche B, 6.938%, 4/12/13 1                                                             260,123            241,850
Tranche B, 7.125%, 4/12/13 1                                                             260,123            241,850
Tranche B, 7.25%, 4/12/13 1                                                              260,123            241,850
Tranche B, 8.25%, 4/12/13 1                                                               43,199             40,164
Tranche C, 6.938%, 4/12/13 1                                                             427,345            397,324
Tranche C, 7.125%, 4/12/13 1                                                             408,765            380,049
Tranche C, 7.25%, 4/12/13 1                                                              408,765            380,049
Tranche C, 7.313%, 4/12/13 1                                                           1,486,418          1,381,997
Tranche C, 8.25%, 4/12/13 1                                                               13,935             12,956
--------------------------------------------------------------------------------------------------------------------
Dole Food Co./Solvest Ltd., Sr. Sec. Credit Facilities Term Loan,
Tranche C, 4/12/13 1                                                                     696,687            647,745
                                                                                                   -----------------
                                                                                                          9,426,032
--------------------------------------------------------------------------------------------------------------------
ENERGY--7.3%
--------------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--2.0%
Antero Resources Corp., Sr. Sec. Credit Facilities 2nd Lien Term
Loan, 4.50%, 4/10/14 1                                                                   220,000            213,400
--------------------------------------------------------------------------------------------------------------------
Coldren Resource LP, Sr. Sec. Credit Facilities 1st Lien Term
Loan, 9.058%, 7/14/11 1,2                                                              1,671,597          1,633,986
--------------------------------------------------------------------------------------------------------------------
Global Geophysical Services, Sr. Sec. Credit Facilities Term
Loan, 4.75%, 12/10/14 1                                                                6,000,000          5,880,000
--------------------------------------------------------------------------------------------------------------------
Volnay Acquisition Co., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 6.845%, 1/12/14 1,2                                                         2,988,811          2,929,035
                                                                                                   -----------------
                                                                                                         10,656,421
--------------------------------------------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS--5.3%
ATP Oil & Gas Corp., Sr. Sec. Credit Facilities Term Loan:
Tranche B, 8.291%, 4/14/10 1                                                             815,956            806,522
Tranche B, 8.33%, 4/14/10 1                                                              133,982            132,433
Tranche B, 8.332%, 4/14/10 1                                                             679,963            672,102
Tranche B, 8.46%, 4/14/10 1                                                            1,192,216          1,178,431
Tranche B, 8.50%, 4/14/10 1                                                            1,485,869          1,468,689
Tranche B, 8.886%, 4/14/10 1                                                             339,982            336,051
Tranche B, 8.888%, 4/14/10 1                                                             339,982            336,051
--------------------------------------------------------------------------------------------------------------------
Bosque Power Co. LLC, Sr. Sec. Credit Facilities Term Loan,
5.25%, 12/10/14 1                                                                      4,000,000          3,920,000
--------------------------------------------------------------------------------------------------------------------
Broadway Gen Funding LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, 6.85%, 5/1/14 1                                                             1,981,237          1,968,854
--------------------------------------------------------------------------------------------------------------------
Broadway Gen Funding LLC, Sr. Sec. Credit Facilities 2nd Lien
Term Loan, 8.58%, 4/2/15 1,2                                                           2,000,000          1,925,000
--------------------------------------------------------------------------------------------------------------------
Coleto Creek Power LP, Sr. Sec. Credit Facilities Letter of Credit,
7.948%, 7/7/13 1,2                                                                       442,804            427,306
--------------------------------------------------------------------------------------------------------------------


                      4 | OPPENHEIMER MASTER LOAN FUND, LLC

Oppenheimer Master Loan Fund, LLC

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
                                                                                       PRINCIPAL
                                                                                          AMOUNT              VALUE
--------------------------------------------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS CONTINUED
--------------------------------------------------------------------------------------------------------------------
Coleto Creek Power LP, Sr. Sec. Credit Facilities Term Loan,
Tranche B, 7.58%, 6/28/13 1,2                                                   $      4,552,746   $      4,393,400
--------------------------------------------------------------------------------------------------------------------
Kinder Morgan, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 6.35%, 4/26/14 1                                                            4,000,000          3,981,252
--------------------------------------------------------------------------------------------------------------------
MEG Energy Corp., Sr. Sec. Credit Facilities Term Loan, Tranche
B, 6.83%, 4/3/13 1                                                                     2,992,386          2,908,599
--------------------------------------------------------------------------------------------------------------------
Western Refining Corp., Sr. Sec. Credit Facilities Term Loan,
6.595%, 2/8/14 1                                                                       4,987,469          4,746,409
                                                                                                   -----------------
                                                                                                         29,201,099
--------------------------------------------------------------------------------------------------------------------
FINANCIALS--1.8%
--------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--0.9%
Nuveen Investments, Inc., Sr. Sec. Credit Facilities Term Loan,
3%-7.865%, 11/1/14 1                                                                   4,900,001          4,856,689
--------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--0.9%
Ameritrade Holding Corp., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 6.35%, 12/31/12 1                                                           5,000,000          4,879,545
--------------------------------------------------------------------------------------------------------------------
HEALTH CARE--7.3%
--------------------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--1.9%
CCS Medical Equipment & Uniforms, Sr. Sec. Credit Facilities 1st
Lien Term Loan, 8.10%, 9/30/12 1,2                                                     5,000,000          4,876,565
--------------------------------------------------------------------------------------------------------------------
dj Orthopedics, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 7.83%, 10/31/14 1,2                                                         5,500,000          5,447,294
                                                                                                   -----------------
                                                                                                         10,323,859
--------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--4.7%
Aveta Holdings, Inc., Sr. Sec. Credit Facilities Term Loan,
Series MMM, 8.85%, 8/22/11 1                                                           1,257,972          1,102,613
--------------------------------------------------------------------------------------------------------------------
Aveta Holdings, Inc., Sr. Sec. Credit Facilities Term Loan,
Series NAMM, 8.85%, 7/27/11 1                                                            295,993            259,438
--------------------------------------------------------------------------------------------------------------------
Aveta Holdings, Inc., Sr. Sec. Credit Facilities Term Loan,
Series NAMM, 8.85%, 8/22/11 1                                                            164,263            143,976
--------------------------------------------------------------------------------------------------------------------
Aveta Holdings, Inc., Sr. Sec. Credit Facilities Term Loan,
Series PHMC NAMM, 8.85%, 8/22/11 1                                                        28,637             25,100
--------------------------------------------------------------------------------------------------------------------
Aveta Holdings, Inc., Sr. Sec. Credit Facilities Term Loan,
Series PHMC, 8.85%, 8/22/11 1                                                          1,030,937            903,616
--------------------------------------------------------------------------------------------------------------------
Community Health Systems, Inc., Sr. Sec. Credit Facilities Term Loan:
Tranche B, 7.072%, 7/2/14 1                                                                7,036              6,783
Tranche B, 7.331%, 7/2/14 1                                                            2,760,945          2,661,579
--------------------------------------------------------------------------------------------------------------------
Community Health Systems, Inc., Sr. Sec. Credit Facilities Term
Loan, Delayed Draw, 0.50%, 7/2/14 1                                                      185,615            178,935
--------------------------------------------------------------------------------------------------------------------
HCA, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B, 7.08%,
11/18/13 1                                                                             4,992,443          4,817,498


                      5 | OPPENHEIMER MASTER LOAN FUND, LLC

Oppenheimer Master Loan Fund, LLC

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                       PRINCIPAL
                                                                                          AMOUNT              VALUE
--------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES CONTINUED
HealthSouth Corp., Sr. Sec. Credit Facilities Term Loan,
7.35%-7.75%, 3/10/13 1                                                          $      4,987,167   $      4,775,213
--------------------------------------------------------------------------------------------------------------------
Manor Care, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche
B, 7.605%, 10/18/14 1                                                                  5,000,000          4,790,625
--------------------------------------------------------------------------------------------------------------------
Quintiles Transnational Corp., Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 6.83%, 3/31/13 1                                            5,992,386          5,790,143
                                                                                                   -----------------
                                                                                                         25,455,519
--------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--0.7%
Royalty Pharma, Sr. Sec. Credit Facilities Term Loan, Tranche B,
2.25%, 4/16/13 1                                                                       4,000,000          3,984,168
--------------------------------------------------------------------------------------------------------------------
INDUSTRIALS--11.3%
--------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--1.2%
AM General LLC, Sr. Sec. Credit Facilities Letter of Credit Term
Loan, 3%, 9/29/12 1                                                                       67,797             66,271
--------------------------------------------------------------------------------------------------------------------
AM General LLC, Sr. Sec. Credit Facilities Term Loan, Tranche B,
3%, 9/30/13 1,2                                                                        1,932,203          1,888,729
--------------------------------------------------------------------------------------------------------------------
DeCrane Aircraft Holdings, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, 7.994%-8.877%, 2/21/13 1,2                                             1,891,896          1,854,057
--------------------------------------------------------------------------------------------------------------------
DynCorp International LLC, Sr. Sec. Credit Facilities Term Loan:
Tranche C, 7.25%, 2/11/11 1                                                            3,040,647          2,934,224
                                                                                                   -----------------
                                                                                                          6,743,281
--------------------------------------------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--0.4%
Evergreen International Aviation, Inc., Sr. Sec. Credit
Facilities 1st Lien Term Loan, 8.345%-9.616%, 10/31/11 1,2                             2,402,623          2,318,532
--------------------------------------------------------------------------------------------------------------------
BUILDING PRODUCTS--0.8%
Champion OpCo., Sr. Sec. Credit Facilities 1st Lien Term Loan,
7.528%, 5/11/13 1,2                                                                    2,850,000          2,600,625
--------------------------------------------------------------------------------------------------------------------
PGT Industries, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
7.93%-8.52%, 2/14/12 1,2                                                               2,000,000          1,780,000
                                                                                                   -----------------
                                                                                                          4,380,625
--------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--4.0%
Asurion Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 7.878%, 7/2/14 1                                                            3,500,000          3,385,158
--------------------------------------------------------------------------------------------------------------------
First Data Corp., Sr. Sec. Credit Facilities Term Loan:
Tranche B-2, 7.634%, 9/24/14 1                                                         3,714,650          3,537,141
Tranche B-2, 7.646%, 9/24/14 1                                                           285,350            271,715
--------------------------------------------------------------------------------------------------------------------
Metavante Corp., Sr. Sec. Credit Facilities Term Loan, Tranche
B, 6.66%, 11/1/14 1                                                                    3,000,000          2,923,125


                      6 | OPPENHEIMER MASTER LOAN FUND, LLC

Oppenheimer Master Loan Fund, LLC

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                       PRINCIPAL
                                                                                          AMOUNT              VALUE
--------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES CONTINUED
New Holdings I LLC, Sr. Sec. Credit Facilities Term Loan:
Tranche B, 2.50%, 5/18/14 1,2                                                   $      1,000,000   $        930,000
Tranche B, 7.387%, 5/18/14 1,2                                                           344,564            320,444
Tranche B, 7.46%, 5/18/14 1,2                                                            172,282            160,222
Tranche B, 7.581%, 5/18/14 1,2                                                           229,709            213,629
Tranche B, 7.646%, 5/18/14 1,2                                                           229,710            213,630
Tranche B, 7.743%, 5/18/14 1,2                                                            57,427             53,407
Tranche B, 7.743%, 5/18/14 1,2                                                           466,310            433,668
--------------------------------------------------------------------------------------------------------------------
Rental Service Corp., Sr. Sec. Credit Facilities 2nd Lien Term
Loan, 11/15/12 1                                                                       3,500,000          3,272,500
--------------------------------------------------------------------------------------------------------------------
West Corp., Sr. Sec. Credit Facilities Term Loan:
Tranche B3, 7.22%, 10/24/13 1                                                          2,667,335          2,546,305
Tranche B3, 7.24%, 10/24/13 1                                                            317,755            303,337
Tranche B3, 7.468%, 10/24/13 1                                                         1,287,673          1,229,245
--------------------------------------------------------------------------------------------------------------------
Workflow Management, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 9.484%, 10/17/10 1                                               2,000,000          1,815,000
                                                                                                   -----------------
                                                                                                         21,608,526
--------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.8%
Freescale Semiconductor, Inc., Sr. Sec. Credit Facilities Term
Loan, Tranche B, 6.975%, 11/29/13 1                                                    4,987,406          4,633,614
--------------------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--1.9%
Amsted Industries, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 4/6/13 1,3                                                                  2,000,000          1,966,250
--------------------------------------------------------------------------------------------------------------------
Baldor Electric Co., Sr. Sec. Credit Facilities Term Loan:
Tranche B, 6.75%, 1/31/14 1                                                            1,501,197          1,477,115
Tranche B, 7.125%, 1/31/14 1                                                           3,231,581          3,179,740
--------------------------------------------------------------------------------------------------------------------
Precision Partners, Inc., Sr. Sec. Credit Facilities Term Loan,
8.33%, 10/1/13 1                                                                       3,930,180          3,753,322
                                                                                                   -----------------
                                                                                                         10,376,427
--------------------------------------------------------------------------------------------------------------------
MACHINERY--1.2%
BOC Edwards, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
7.081%, 5/31/14 1                                                                      3,978,778          3,590,847
--------------------------------------------------------------------------------------------------------------------
Veyance Technologies, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, 7.46%, 7/2/14 1                                                             2,618,438          2,523,519
--------------------------------------------------------------------------------------------------------------------
Veyance Technologies, Inc., Sr. Sec. Credit Facilities Term Loan,
Delayed Draw, 7.35%, 7/2/14 1                                                            375,000            361,406
                                                                                                   -----------------
                                                                                                          6,475,772
--------------------------------------------------------------------------------------------------------------------
ROAD & RAIL--1.0%
RailAmerica, Inc., Sr. Sec. Credit Facilities Term Loan, 7.12%,
8/14/08 1,2                                                                            2,000,000          1,965,000
--------------------------------------------------------------------------------------------------------------------
Swift Transportation Co., Sr. Sec. Credit Facilities 1st Lien Term
Loan, 7.938%, 5/10/14 1                                                                2,000,000          1,650,626
--------------------------------------------------------------------------------------------------------------------
U.S. Xpress Enterprises, Inc., Sr. Sec. Credit Facilities Term Loan,
8.949%, 10/12/14 1                                                                     1,976,471          1,610,823
                                                                                                   -----------------
                                                                                                          5,226,449


                      7 | OPPENHEIMER MASTER LOAN FUND, LLC

Oppenheimer Master Loan Fund, LLC

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
                                                                                       PRINCIPAL
                                                                                          AMOUNT              VALUE
--------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--3.3%
--------------------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.7%
Dealer Computer Services, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, 6.843%, 10/26/12 1                                                   $      3,963,224   $      3,849,281
--------------------------------------------------------------------------------------------------------------------
IT SERVICES--0.6%
Caritor, Inc., Sr. Sec. Credit Facilities Term Loan, 7.08%,
5/17/13 1                                                                              3,500,000          3,178,438
--------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--0.4%
Flextronics International Ltd., Sr. Sec. Credit Facilities Term
Loan, Delayed Draw, Tranche A1, 7.455%, 10/1/14 1                                        558,036            546,875
--------------------------------------------------------------------------------------------------------------------
Flextronics International Ltd., Sr. Sec. Credit Facilities Term
Loan, 2.25%, 10/1/14 1                                                                 1,941,964          1,901,911
                                                                                                   -----------------
                                                                                                          2,448,786
--------------------------------------------------------------------------------------------------------------------
SOFTWARE--1.6%
Nuance Communications, Inc., Sr. Sec. Credit Facilities Term Loan:
Tranche B, 7.35%, 3/31/13 1                                                            5,989,899          5,740,947
Tranche B1, 7.35%, 3/31/13 1                                                             995,000            953,646
--------------------------------------------------------------------------------------------------------------------
Verint Systems, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 7.975%, 5/9/14 1,2                                                          2,000,000          1,910,000
                                                                                                   -----------------
                                                                                                          8,604,593
--------------------------------------------------------------------------------------------------------------------
MATERIALS--8.4%
--------------------------------------------------------------------------------------------------------------------
CHEMICALS--3.9%
Hexion Specialty Chemicals, Inc., Sr. Sec. Credit Facilities Term Loan:
Tranche B Add-On, 7.875%, 5/5/13 1                                                     2,000,000          1,936,094
Tranche C-1, 2.25%, 5/5/13 1                                                             317,457            307,313
Tranche C-1, 7.50%, 5/5/13 1                                                           2,464,615          2,385,864
Tranche C-2, 7.125%, 5/5/13 1                                                            716,572            693,676
--------------------------------------------------------------------------------------------------------------------
Huntsman International LLC, Sr. Sec. Credit Facilities Term
Loan, Tranche B, 6.615%, 8/16/12 1                                                     5,000,000          4,920,140
--------------------------------------------------------------------------------------------------------------------
ISP Chemco, Inc., Sr. Sec. Credit Facilities Term Loan:
Tranche B Add-On, 6.688%, 6/4/14 1                                                       998,079            952,667
Tranche B Add-On, 6.813%, 6/4/14 1                                                       515,943            492,467
Tranche B Add-On, 6.938%, 6/4/14 1                                                       480,966            459,082
--------------------------------------------------------------------------------------------------------------------
Univar USA OPCO, Sr. Sec. Credit Facilities Term Loan,
Tranche B, 7.887%, 10/10/14, 1                                                         4,900,000          4,830,072
--------------------------------------------------------------------------------------------------------------------
Wellman, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
9.371%, 2/10/09 1                                                                      5,000,000          4,170,000
                                                                                                   -----------------
                                                                                                         21,147,375
--------------------------------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING--1.2%
Graham Packaging Co. LP, Sr. Sec. Credit Facilities Term Loan:
Tranche B, 7.125%, 10/18/11 1                                                             12,563             12,102
Tranche B, 7.188%, 10/18/11 1                                                            670,017            645,414
Tranche B, 7.438%, 10/18/11 1                                                          1,072,027          1,032,663
Tranche B, 7.50%, 10/18/11 1                                                           2,160,804          2,081,462
Tranche B, 7.75%, 10/18/11 1                                                           1,072,027          1,032,663
--------------------------------------------------------------------------------------------------------------------


                      8 | OPPENHEIMER MASTER LOAN FUND, LLC

Oppenheimer Master Loan Fund, LLC

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
                                                                                       PRINCIPAL
                                                                                          AMOUNT              VALUE
--------------------------------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING CONTINUED
Tegrant Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan,
7.60%, 3/7/14 1,2                                                               $      1,994,975   $      1,790,490
                                                                                                   -----------------
                                                                                                          6,594,794
--------------------------------------------------------------------------------------------------------------------
METALS & MINING--0.8%
Aleris International, Inc., Sr. Sec. Credit Facilities Term Loan,
7%, 12/19/13 1                                                                         2,689,635          2,455,413
--------------------------------------------------------------------------------------------------------------------
Murray Energy Corp., Sr. Sec. Credit Facilities 1st Lien Term
Loan, 7.906%, 1/28/10 1,2                                                              2,000,000          1,955,000
                                                                                                   -----------------
                                                                                                          4,410,413
--------------------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--2.5%
Boise Cascade LLC, Sr. Sec. Credit Facilities Term Loan, Tranche
E, 6.375%, 4/30/14 1                                                                   3,448,008          3,410,081
--------------------------------------------------------------------------------------------------------------------
Boise Cascade LLC, Sr. Sec. Credit Facilities Term Loan, Delayed
Draw, 6.375%, 4/30/14 1                                                                   57,481             56,849
--------------------------------------------------------------------------------------------------------------------
Georgia-Pacific Corp., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 12/20/12 1                                                            2,000,000          1,908,928
--------------------------------------------------------------------------------------------------------------------
Georgia-Pacific Corp., Sr. Sec. Credit Facilities Term Loan:
Tranche B1, 6.58%, 12/20/12 1                                                            153,156            146,182
Tranche B1, 6.831%, 12/20/12 1                                                           193,869            185,041
Tranche B1, 6.896%, 12/20/12 1                                                         1,647,885          1,572,847
--------------------------------------------------------------------------------------------------------------------
NewPage Corp., Sr. Sec. Credit Facilities Term Loan:
Tranche B, 8.688%, 11/5/14 1                                                           4,200,000          4,182,280
Tranche B, 2.25%, 5/2/11 1                                                             2,506,145          2,495,572
                                                                                                   -----------------
                                                                                                         13,957,780
--------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--4.3%
--------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.0%
West Corp., Sr. Sec. Credit Facilities Term Loan, Tranche B3,
7.428%, 10/24/13 1                                                                       227,236            216,926
--------------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--2.1%
Cincinnati Bell, Inc., Sr. Sec. Credit Facilities Term Loan:
Tranche B, 5.989%, 8/31/12 1                                                             589,623            573,629
Tranche B, 6.345%, 8/31/12 1                                                              47,170             45,890
Tranche B, 6.345%, 8/31/12 1                                                              47,170             45,890
Tranche B, 6.752%, 8/31/12 1                                                           1,061,321          1,032,532
Tranche B, 7.064%, 8/31/12 1                                                             742,925            722,773
--------------------------------------------------------------------------------------------------------------------
IPC Systems, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B1, 7.093%, 5/31/14 1                                                          4,987,469          4,332,863
--------------------------------------------------------------------------------------------------------------------
Time Warner Telecom, Sr. Sec. Credit Facilities Term Loan,
Tranche B, 6.85%, 1/7/13 1,2                                                           4,344,398          4,195,603
--------------------------------------------------------------------------------------------------------------------
West Corp., Sr. Sec. Credit Facilities Term Loan, Tranche B3,
2.375%, 10/24/13 1                                                                       500,000            477,313
                                                                                                   -----------------
                                                                                                         11,426,493
--------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--2.2%
Crown Castle Operating Co., Sr. Sec. Credit Facilities Term
Loan, 6.644%, 3/2/14 1                                                                 2,493,719          2,385,065
--------------------------------------------------------------------------------------------------------------------


                      9 | OPPENHEIMER MASTER LOAN FUND, LLC

Oppenheimer Master Loan Fund, LLC

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
                                                                                       PRINCIPAL
                                                                                          AMOUNT              VALUE
--------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES CONTINUED
MetroPCS Wireless, Inc., Sr. Sec. Credit Facilities Term Loan:
Tranche B, 7.125%, 11/4/13 1                                                    $      1,830,808   $      1,762,026
Tranche B, 7.188%, 11/4/13 1                                                           3,156,566          3,037,977
--------------------------------------------------------------------------------------------------------------------
Telesat Canada, Sr. Sec. Credit Facilities Term Loan:
Tranche B, 7.84%, 10/23/14 1                                                           1,181,102          1,154,989
Tranche B, 7.96%, 10/23/14 1                                                           2,766,404          2,705,242
Tranche B, 8.09%, 10/23/14 1                                                             658,793            644,227
--------------------------------------------------------------------------------------------------------------------
Telesat Canada, Sr. Sec. Credit Facilities Term Loan, Delayed Draw:
Tranche B, 1.50%, 10/23/14 1                                                             367,454            359,330
Tranche B, 8%, 10/23/14 1                                                                 26,247             25,666
                                                                                                   -----------------
                                                                                                         12,074,522
--------------------------------------------------------------------------------------------------------------------
UTILITIES--8.6%
--------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--7.7%
Ashmore Energy International, Sr. Sec. Credit Facilities Term
Loan, Tranche B, 7.83%, 3/30/14 1,2                                                    4,471,352          4,281,319
--------------------------------------------------------------------------------------------------------------------
Ashmore Energy, Inc., Sr. Sec. Credit Facilities Revolving Credit
Loan, 7.83%, 3/30/14 1,2                                                                 479,759            459,369
--------------------------------------------------------------------------------------------------------------------
Boston Generating LLC, Sr. Sec. Credit Facilities Letter of
Credit, 7.448%, 12/19/13 1                                                               867,137            837,668
--------------------------------------------------------------------------------------------------------------------
Boston Generating LLC, Sr. Sec. Credit Facilities Revolving
Credit Loan, 7.448%, 12/19/13 1                                                          242,798            234,547
--------------------------------------------------------------------------------------------------------------------
Boston Generating LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, 7.448%, 12/19/13 1                                                               3,890,064          3,757,864
--------------------------------------------------------------------------------------------------------------------
Covanta Energy Corp., Sr. Sec. Credit Facilities Letter of Credit
Term Loan, 6.103%, 2/7/14 1                                                            1,655,030          1,579,175
--------------------------------------------------------------------------------------------------------------------
Covanta Energy Corp., Sr. Sec. Credit Facilities Term Loan:
Tranche B, 6.25%, 2/7/14 1                                                             1,009,180            962,926
Tranche B, 6.438%, 2/7/14 1                                                            1,292,992          1,233,730
Tranche B, 7.063%, 2/7/14 1                                                            1,034,394            986,984
--------------------------------------------------------------------------------------------------------------------
La Paloma Generating Co. LLC, Sr. Sec. Credit Facilities 2nd Lien
Term Loan, 8.33%, 8/16/13 1                                                            2,000,000          1,870,000
--------------------------------------------------------------------------------------------------------------------
Liberty Electric Power LLC, Sr. Sec. Credit Facilities Term Loan,
7.865%, 10/30/14 1,2                                                                   4,987,500          4,887,750
--------------------------------------------------------------------------------------------------------------------
Mirant North America LLC, Sr. Sec. Credit Facilities Term Loan,
Tranche B, 6.595%, 1/3/13 1                                                            2,990,567          2,870,944
--------------------------------------------------------------------------------------------------------------------
NRG Energy, Inc., Sr. Sec. Credit Facilities Letter of Credit Term
Loan, 6.48%, 11/4/12 1                                                                 1,469,407          1,404,569
--------------------------------------------------------------------------------------------------------------------
NRG Energy, Inc., Sr. Sec. Credit Facilities Term Loan, Delayed
Draw, 0.50%, 5/4/14 1                                                                  4,500,000          4,477,901
--------------------------------------------------------------------------------------------------------------------
NRG Energy, Inc., Sr. Sec. Credit Facilities Term Loan, 6.58%,
11/4/12 1                                                                              3,530,593          3,374,806
--------------------------------------------------------------------------------------------------------------------
TPF Generation Holdings LLC, Sr. Sec. Credit Facilities 1st Lien
Letter of Credit Term Loan, 7.198%, 12/15/13 1                                           466,712            450,377
--------------------------------------------------------------------------------------------------------------------
TPF Generation Holdings LLC, Sr. Sec. Credit Facilities 1st Lien
Revolving Credit Loan, Tranche R1, 7.198%, 12/15/13 1                                    146,305            141,184
--------------------------------------------------------------------------------------------------------------------


                     10 | OPPENHEIMER MASTER LOAN FUND, LLC

Oppenheimer Master Loan Fund, LLC

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
                                                                                       PRINCIPAL
                                                                                          AMOUNT              VALUE
--------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES CONTINUED
--------------------------------------------------------------------------------------------------------------------
TPF Generation Holdings LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, 6.83%, 12/15/13 1                                                    $      2,365,368   $      2,282,583
--------------------------------------------------------------------------------------------------------------------
Texas Competitive Electric Holdings Company LLC, Sr. Sec.
Credit Facilities Term Loan:
Tranche B2, 8.396%, 10/10/14 1                                                         4,000,000          3,931,504
Tranche B3, 8.396%, 10/10/14 1                                                         2,000,000          1,967,840
                                                                                                   -----------------
                                                                                                         41,993,040
--------------------------------------------------------------------------------------------------------------------
MULTI-UTILITIES--0.9%
Calpine Corp., Sr. Sec. Credit Facilities Term Loan, Debtor in
Possession, Tranche B, 7.08%, 3/29/09 1                                                4,987,437          4,868,986
                                                                                                   -----------------
Total Corporate Loans (Cost $461,286,554)                                                               455,935,918

                                                                                          SHARES
--------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES--39.6%
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E 4,5
(Cost $216,269,931)                                                                  216,269,931        216,269,931
--------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $677,556,485)                                            123.0%       672,205,849
--------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                                      (23.0)      (125,558,255)

                                                                                ------------------------------------
NET ASSETS                                                                                 100.0%  $    546,647,594
                                                                                ====================================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Represents the current interest rate for a variable or increasing rate security.

2. Illiquid security. The aggregate value of illiquid securities as of December 31, 2007 was $80,032,769, which represents 14.64% of the Fund's net assets.

3. This Senior Loan will settle after January 31, 2008, at which time the interest rate will be determined.

4. Rate shown is the 7-day yield as of December 31, 2007.

5.Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended December 31, 2007, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                             SHARES         GROSS           GROSS              SHARES
                                                 SEPTEMBER 30, 2007     ADDITIONS      REDUCTIONS   DECEMBER 31, 2007
----------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund,
Cl. E                                                            --   516,662,418     300,392,487         216,269,931

                                                                                                             DIVIDEND
                                                                                            VALUE              INCOME
----------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund,
Cl. E                                                                               $ 216,269,931         $ 1,840,345



NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the closing price reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the


                     11 | OPPENHEIMER MASTER LOAN FUND, LLC

Oppenheimer Master Loan Fund, LLC

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities for which market quotations are not readily available are valued at their fair value. Securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Shares of a registered investment company that are not traded on an exchange are valued at the acquired investment company's net asset value per share. "Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

WHEN-ISSUED AND DELAYED DELIVERY SECURITY TRANSACTIONS. The Fund purchases and sells interests in Senior Loans and other portfolio securities on a "when issued" and "delayed delivery" basis. No income accrues to the Fund on such interests or securities in connection with such purchase transactions prior to the date the Fund actually takes delivery of such interest or securities. These transactions are subject to market fluctuation; the value of the interests in Senior Loans and other portfolio debt securities at delivery may be more or less than their purchase prices, and yields generally available on such interests or securities when delivery occurs may be higher or lower than yields on the interest or securities obtained pursuant to such transactions. Because the Fund relies on the buyer or seller to consummate the transaction, failure by the other party to complete the transaction may result in the Fund missing the opportunity of obtaining a price or yield considered to be advantageous. When the Fund is the buyer in such a transaction, it will maintain, in a segregated account with its custodian, cash or liquid securities having an aggregate value equal to the amount of such purchase commitments until payment is made. To the extent the Fund engages in "when issued" and "delayed delivery" purchases, it will do so for the purpose of acquiring interest or securities for the Fund's portfolio consistent with the Fund's investment objective and policies and not for the purpose of investment leverage.

SENIOR LOANS. Under normal market conditions, the Fund will invest at least 80% of its net assets in floating rate Senior Loans made to U.S. and foreign borrowers that are corporations, partnerships or other business entities. The Fund will do so either as an original lender or as a purchaser of a loan assignment or a participation interest in a loan. While most of these loans will be collateralized, the Fund can also under normal market conditions invest up to 10% of its net assets (plus borrowings for investment purposes) in uncollateralized floating rate Senior Loans. Senior Loans generally are not listed on any national securities exchange or automated quotation system and no active trading market exists for many Senior Loans. As a result, many Senior Loans are illiquid, meaning the Fund may not be able to value them accurately or to sell them quickly at a fair price. To the extent that a secondary market does exist for certain Senior Loans, the market may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods.

As of December 31, 2007, securities with an aggregate market value of $455,935,918, representing 83.41% of the Fund's net assets were comprised of Senior Loans, of which $80,032,769 representing 14.64% of the Fund's net assets, were illiquid.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer
Institutional Money     Market Fund ("IMMF") which seeks current income and
stability of principal. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment advisor of IMMF. The Fund's investment in IMMF is included in the Statement of Investments, if applicable. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

ILLIQUID SECURITIES

As of December 31, 2007, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Many Senior Loans and many of the Fund's other investments are illiquid.

LOAN COMMITMENTS

Pursuant to the terms of certain indenture agreements, the Fund has unfunded loan commitments of $6,138,491 at December 31, 2007. The Fund generally will maintain with its custodian, liquid investments having an aggregate value at least equal to the amount of


                     12 | OPPENHEIMER MASTER LOAN FUND, LLC

Oppenheimer Master Loan Fund, LLC

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

unfunded loan commitments. The following commitments are subject to funding based on the borrower's discretion. The Fund is obligated to fund these commitments at the time of the request by the borrower. These commitments have been excluded from the Statement of Investments.

                                                    COMMITMENT
                                       INTEREST    TERMINATION    UNFUNDED     UNREALIZED
                                           RATE           DATE      AMOUNT   DEPRECIATION
------------------------------------------------------------------------------------------
Federal Mogul Corp., Sr. Sec. Credit
Facilities Pre-Petition Revolving
Credit Loan, Tranche B                     1.75%       1/14/08   $ 225,279          $ 328

RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of December 31, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 31, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities               $ 677,556,485
Federal tax cost of other investments              225,607
                                             --------------
Total federal tax cost                       $ 677,782,092
                                             ==============

Gross unrealized appreciation                $     778,970
Gross unrealized depreciation                   (6,129,934)
                                             --------------
Net unrealized depreciation                  $  (5,350,964)
                                             ==============


                     13 | OPPENHEIMER MASTER LOAN FUND, LLC

ITEM 2. CONTROLS AND PROCEDURES.

    (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 12/31/2007, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
        (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
        (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

    (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Master Loan Fund LLC

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: 02/07/2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: 02/07/2008


By: /s/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer
Date: 02/07/2008